DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.5%
	AGENCY CMBS — 0.1%
2,511,633	Government National Mortgage Association Series 2007-15 IO(a),(b) (h)		1.5980	03/16/47	$ 6,568
3,476,234	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4510	02/16/51	44,778
341,105	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4840	11/16/52	1,165
242,085	Government National Mortgage Association Series 2015-122 IO(a),(b) (h)		0.5850	05/16/57	12
					52,523
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
822,642	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	2.3080	08/25/42	73,944
3,072,922	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	2.3580	01/25/43	301,166
2,927,241	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	2.3080	03/25/47	296,173
1,926,599	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	2.3080	03/25/47	202,149
1,978,912	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	2.4080	09/25/47	231,802
1,420,185	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	2.4580	09/25/48	164,080
442,710	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.9930	02/15/42	41,800
2,646,027	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	2.3930	12/15/44	280,443
152,939	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	2.2930	05/15/46	14,477
1,281,854	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	2.3930	05/15/47	153,954
2,857,562	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	2.4430	09/15/47	297,489
941,314	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	2.4930	05/15/48	126,357
7,888,373	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	54,565
					2,238,399

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $11,979,675)				2,290,922

	NON-AGENCY ASSET BACKED SECURITIES — 93.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7%
9,471	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		6.4790	08/25/35	9,143
125,378	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		5.9920	04/25/33	75,765
70,329	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	65,826
333,403	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	1.3070	06/25/35	23,370
1,495,678	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	1.5070	11/25/36	126,263
105,376	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		4.9780	05/25/36	103,732
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/26	268,201
137,239	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	64,138
18,334,019	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (h)		0.0001	08/25/46	1,186
4,197,049	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (h)		0.0001	08/25/46	267

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7% (Continued)
10,023,073	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	$ 100
4,573,119	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.2650	12/20/46	448,586
29,864,447	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.1720	05/20/46	256,174
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (h)	TSFR1M + 0.434%	0.0001	07/25/36	105,814
134,162	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	63,863
153,451	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	4.7040	09/25/46	148,348
108,252	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.1430	06/25/47	106,264
128,508	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	31,241
294,266	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	59,095
1,639,579	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	4.4040	05/20/35	1,037,584
42,602	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	4.3740	09/20/35	33,882
414,162	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	78,982
159,647	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.2240	01/25/34	89,817
341,553	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		4.9910	09/25/35	104,011
105,020	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.0470	09/25/34	95,574
27,966	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (h)		0.0001	10/25/34	21,180
18,814	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.1630	10/25/34	16,969
155,274	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	132,057
10,325	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	8.6380	10/25/33	24,285
26,110	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	6.4130	11/25/33	17,744
1,394,051	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.2830	08/25/36	1,756,455
2,210,267	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.1830	12/25/46	2,168,012
2,036,753	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	3.9730	01/25/37	2,020,613
1,596,355	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.1230	03/25/37	1,617,460
1,344,923	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.1430	04/25/37	1,328,634
12,690	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.0830	03/25/37	20,092
18,196	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		5.6540	02/25/37	17,261
4,675	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		6.2810	02/25/37	4,688
20,973	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.0830	05/25/35	20,442
138,525	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.6540	02/19/34	133,347
20,224	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	4.5430	02/25/35	16,821
3,406,064	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.0001	02/25/35	34
11,821	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.0330	04/25/35	11,338
148,851	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.0830	04/25/35	109,783
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	73,918

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7% (Continued)
52,757	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	$ 16,216
30,748	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,278
17,435	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.2470	03/25/34	17,219
78,059	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.3290	08/25/35	73,259
33,804	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.0500	03/25/36	33,696
31,266	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		4.7440	07/25/37	28,707
6,588	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1600	02/25/34	6,584
47,091	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	41,762
2,262,265	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	1.6370	06/25/37	141,145
5,000,000	Countrywide Asset-Backed Certificates Series 2005-IM3 A3(c) (h)	TSFR1M + 0.614%	0.0001	03/25/36	500
56,278	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		5.6410	03/25/33	54,920
565,775	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	4.9130	11/25/34	521,773
432,310	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9890	11/25/34	277,999
30,050	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	67,626
888,433	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	4.5630	08/25/47	702,214
8,703	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	5.4040	08/25/35	7,664
143,337	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	5.6290	07/19/44	53,450
15	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (h) (i)	TSFR1M + 0.774%	4.4140	02/19/45	—(j)
87,276	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.2210	12/25/42	76,997
380,596	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	334,490
6,826	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(c) (h) (i)	TSFR1M + 0.574%	4.2230	04/25/36	6,826
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (h)	TSFR1M + 0.534%	0.0001	01/25/47	152,047
696,584	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9630	06/25/43	7
155,789	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	154,711
7,850	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.0750	06/25/34	7,597
1,039,468	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.1130	10/25/36	62,752
13,461	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	4.5430	12/25/35	2,991
10,719,062	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	107
9,368,163	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	94
227,917	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	2.1580	03/25/35	150,196
242,108	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	103,204
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4250	03/25/34	444,051
644,012	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	5.5630	11/25/34	481,739
130,789	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	4.5430	02/25/35	92,870
57,035,000	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c) (h) (i)	TSFR1M + 0.674%	0.0001	03/25/35	11,407

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7% (Continued)
27,531	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.4510	05/25/36	$ 26,715
296,356	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.1760	05/25/36	153,342
974,505	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.6290	02/25/35	927,140
41,783	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.1830	10/25/36	22,821
104,563	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.3840	01/25/37	87,094
24,851	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	22,368
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (h)	TSFR1M + 0.454%	0.0001	12/25/36	31,747
94,723	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	5.4630	09/25/47	90,256
432,161	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.1130	03/25/36	34,633
280,905	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.1630	03/25/36	22,804
22,660	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	17,305
25,250	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(b)		5.6230	12/25/32	25,537
1,356,580	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.2390	01/25/29	3,516
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.4130	09/25/37	107,873
13,719	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		5.6560	02/25/34	9,562
15,065	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	5.3850	05/25/35	14,512
107,213	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	4.8630	08/25/34	133,556
339	Prime Mortgage Trust 2006-1(h) (i)		5.5000	06/25/36	—(j)
2,856,275	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.1430	08/25/35	1,108,896
130,652	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	118,025
102,871	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.1630	06/25/36	75,211
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (h)	TSFR1M + 0.614%	0.0001	06/25/37	149,403
486,144	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.3030	08/25/37	791,683
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	6.6130	10/25/31	6,232
4,257,173	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		2.4180	03/25/35	158,546
5,009,118	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.8500	06/25/35	172,240
4,374,382	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		1.6170	01/25/36	155,559
10,373,649	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.2990	10/25/35	132,523
268,904	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	106,349
75,256	SACO I, Inc. Series 1999-3 1B1(b),(e) (h)		4.9880	04/25/39	73,598
647,130	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.6130	07/19/35	5,633
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (h)	TSFR1M + 0.514%	0.0001	08/25/36	598
994,167	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	5.4740	08/25/47	1,472,370
148,523	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	97,241
115,828	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		5.2710	03/25/33	108,320

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7% (Continued)
445,455	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	$ 132,981
17,684,097	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(a),(b)		0.0001	11/25/45	12,220
					23,664,866
	HOME EQUITY — 18.3%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.0130	12/25/32	172,173
12,776	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	4.5130	09/25/33	12,763
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.2230	12/25/35	96,136
126,700	ACE Securities Corp Home Equity Loan Trust Series Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.0130	07/25/33	111,495
6,752	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M2(c)	TSFR1M + 1.689%	5.3380	04/25/34	5,822
80,583	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M4(c)	TSFR1M + 3.114%	6.7630	04/25/34	68,844
245,351	ACE Securities Corp Home Equity Loan Trust Series Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.1380	04/25/34	207,455
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.0930	04/25/34	219,312
154,621	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	6.5430	04/25/34	9,135
518,915	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	4.5730	06/25/29	431,076
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c) (h) (i)	US0001M + 3.045%	3.1290	05/25/33	381
264,807	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	3.9130	09/25/36	84,096
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	7.8880	06/25/34	54,120
296,225	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	5.5630	12/25/34	259,757
791,322	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	5.6380	02/25/35	841,311
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.1170	06/28/44	2,075,967
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.1700	08/25/34	130,290
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	9.3880	08/25/34	174,412
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.3610	09/25/34	1,017,308
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	6.3880	09/25/34	734,954
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.2940	11/25/34	422,619
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	5.6210	12/25/34	227,145
69,881	Bear Stearns Asset Backed Securities I Trust Series 2006-HE6 2M1(c)	US0001M + 0.450%	4.2130	06/25/36	68,778
1,811	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	1,805
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	5.5780	01/25/34	85,192
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	5.5780	01/25/34	97,746
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	5.6750	02/25/34	149,888
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.2630	03/25/34	11,815
514,706	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.2630	03/25/34	520,302
59,215	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	5.6380	07/25/34	55,802
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	9.3880	07/25/34	47,917

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	HOME EQUITY — 18.3% (Continued)
229,769	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	$ 154,449
43,774	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	5.4930	03/25/33	43,630
2,191	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	4.7980	09/25/34	2,097
12,281	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.1130	01/25/32	12,310
66,394	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	3.9230	01/25/37	49,394
287,017	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	92,384
4,673,936	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	4.7380	10/25/35	2,443,395
67,272	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	5.7630	10/25/32	74,279
80,829	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	52,526
427,680	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.2490	05/25/39	427,039
448,710	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	7.6630	12/25/34	364,474
8,762	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	2,831
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (h) (i)	US0001M + 0.315%	0.0001	11/25/36	82,417
46,797	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	3.9230	03/25/36	14,837
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.1130	04/25/34	133,771
73,344	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.5410	04/25/33	195,837
451,395	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	450,263
24	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	24
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.2630	09/25/34	19,960
653,565	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	6.7630	01/25/33	481,351
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	6.5380	12/25/34	290,421
202,353	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	5.7880	01/25/34	175,389
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.2380	01/25/34	246,722
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	6.4630	05/25/34	475,208
301,120	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.0130	12/25/32	204,887
260,668	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.4540	08/25/33	224,617
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	6.7630	02/25/34	36,321
485,544	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.3130	02/25/35	552,821
14,757,000	Structured Asset Securities Corp 2005-S1(c) (h) (i)	US0001M + 1.050%	0.0001	03/25/35	295
5,700	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	3,246
11,094	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	9,351
12,966	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	12,507
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (h)		0.0001	02/25/37	162,055
14,283	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	11,725
896,933	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	906,733

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	HOME EQUITY — 18.3% (Continued)
168,611	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.1630	06/25/37	$ 50,026
					16,855,408
	NON AGENCY CMBS — 22.3%
10,926,408	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	114,945
5,973	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	4.5430	04/25/36	5,643
835,476	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	5.5630	01/25/37	1,557,171
370,194	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	367,321
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	680,548
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.7100	06/10/47	457,962
805,398	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	665,098
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (h) (i)		6.2920	07/05/31	811
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (h) (i)		8.4800	07/05/31	400
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.2230	04/15/31	3,362
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.0430	04/15/31	849
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.9180	10/15/48	785,974
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.9150	03/15/49	2,494,468
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,378,733
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,537,631
4,467,483	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	0.0001	11/15/27	2,867,549
2,392,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.8650	07/15/46	1,619,730
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	850,258
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	922,677
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,966,126
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,265,545
					20,542,801
	OTHER ABS — 1.7%
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	351,294
1,096,588	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,111,097
96,334	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	97,048
					1,559,439
	RESIDENTIAL MORTGAGE — 25.8%
1,815,036	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	4.9180	01/25/36	1,990,236
164,752	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	4.5880	08/25/31	181,661
22,022	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—(j)
49,510	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	47,940

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
	RESIDENTIAL MORTGAGE — 25.8% (Continued)
5,420,329	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	4.6930	12/25/35	$ 3,171,514
107,139	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	107,046
1,342,635	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,499,018
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	20,167
187,665	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	3.9330	05/25/37	168,048
1,361,478	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	5.6380	08/25/35	1,468,930
2,931,938	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	4.7380	04/25/36	2,263,790
1,891,677	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.2550	07/25/36	1,744,319
73,252	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.0430	05/25/37	69,216
5,000,000	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c) (h) (i)	TSFR1M + 3.114%	0.0001	05/25/32	50,000
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	4.2080	07/25/35	46,396
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		5.6540	07/25/35	112,165
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	5.3380	02/25/33	558,122
284,368	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.2380	10/25/33	266,183
15,831	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.0880	05/25/34	16,388
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	5.4880	08/25/34	282
277,161	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.4850	11/25/34	246,133
2,751,102	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.2630	04/25/37	2,779,863
122,549	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	4.4230	03/25/36	113,741
139,085	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.2230	02/25/37	115,923
2,863	Merrill Lynch Mortgage Investors Trust Series Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	4.5580	09/25/35	2,749
2,626	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	5.4880	07/25/34	3,921
114,934	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	4.8130	04/25/35	108,525
1,299,110	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	4.4130	04/25/37	1,910,659
1,270,969	People's Choice Home Loan Securities Trust Series Series 2004-2 M5(c)	TSFR1M + 2.814%	6.4630	10/25/34	828,541
70,462	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	4.5130	09/25/35	70,277
1,134	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.1230	04/25/36	156,095
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	5.0930	08/25/35	58,641
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	1.6610	05/25/35	48,543
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	6.7630	12/25/37	2,943,462
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	5.4430	09/25/34	148,064
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	4.9630	01/25/35	23,615
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.2630	06/25/34	206,402
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	8.6380	06/25/33	137,811

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
		NON-AGENCY ASSET BACKED SECURITIES — 93.8% (Continued)
		RESIDENTIAL MORTGAGE — 25.8% (Continued)
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	6.3880	08/25/33	$ 63,591
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,400
					23,781,377

		TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $103,189,471)			86,403,891

Shares					Fair Value
		SHORT-TERM INVESTMENT — 3.4%
		MONEY MARKET FUND - 3.4%
3,118,951		First American Government Obligations Fund, Class X, 3.56% (Cost $3,118,951)(g)			3,118,951

		TOTAL INVESTMENTS - 99.7% (Cost $118,288,097)			$ 91,813,764
		OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			275,947
	NET ASSETS - 100.0%				$ 92,089,711

LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
12MTA	- 12-Month Treasury Average
H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	- Prime Rate by Country United States
SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period
TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month
US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month
(a)	Interest only securities.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2026.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2026.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026 the total market value of 144A securities is $24,493,678 or 26.6% of net assets.
(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(h)	Illiquid security. Total illiquid securities represent 0.9% of net assets as of June 30, 2026.
(i)	The fair value of this investment is determined using significant unobservable inputs.
(j)	Amount represents less than $1.